Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTSIn preparing the accompanying financial statements, management of the Plan has evaluated all subsequent events and transactions for potential recognition or disclosure through June 17, 2026, the date the financial statements were issued.